Tangible Fixed Assets (Tables)	6 Months Ended
Jun. 30, 2022
Tangible Fixed Assets
Schedule of movements in tangible fixed assets

		Other tangible	Total tangible fixed
	Vessels	assets	assets
Cost
As of January 1, 2022	2,681,095	4,089	2,685,184
Additions	616	1,963	2,579
Transfer under Vessels held for sale	(324,034)	—	(324,034)
As of June 30, 2022	2,357,677	6,052	2,363,729

Accumulated depreciation and impairment loss
As of January 1, 2022	796,601	—	796,601
Depreciation	35,638	—	35,638
Transfer under Vessels held for sale	(182,572)	—	(182,572)
As of June 30, 2022	649,667	—	649,667

Net book value
As of December 31, 2021	1,884,494	4,089	1,888,583
As of June 30, 2022	1,708,010	6,052	1,714,062